Derivative Instruments and Hedging Activities - Summary of Cross Currency Swap Agreements (Details) kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) $	$ (527)
Cross-Currency Interest Rate Contract
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) $	$ (46,100)
Cross-Currency Interest Rate Contract | NIBOR | 5.15% Margin
Derivative [Line Items]
Margin	5.15%	5.15%
Fixed Rate Payable	5.74%	5.74%
Fair Value / Carrying Amount of Asset (Liability) $	$ (21,577)
Derivative, Average Remaining Maturity	8 months 12 days
Derivative, Notional Amount	$ 112,000	kr 1,000,000
Cross-Currency Interest Rate Contract | NIBOR | Four point ninety percent
Derivative [Line Items]
Margin	4.90%	4.90%
Fixed Rate Payable	6.37%	6.37%
Fair Value / Carrying Amount of Asset (Liability) $	$ (24,523)
Derivative, Average Remaining Maturity	1 year 10 months 24 days
Derivative, Notional Amount	$ 117,000	kr 1,000,000